Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 64,498,442	$ 51,754,131
Trade and other receivables	2,888,496	3,853,992
Other current assets	134,301
Claims receivable		15,951
Inventories	2,346,723	2,762,299
Advances and prepayments	1,089,539	1,221,029
Restricted cash	3,002,490	3,231,323
Assets held for sale	64,906,448
Total current assets	138,866,439	62,838,725
Non current assets
Advances for vessels under construction and acquisitions		61,577,818
Vessels, net	884,748,691	862,061,906
Other receivables	108,930	243,075
Restricted cash	11,930,059	7,917,738
Deferred finance charges	0	941,760
Fair value of derivatives	1,068,369	645,169
Total non current assets	897,856,049	933,387,466
Total assets	1,036,722,488	996,226,191
Current liabilities
Payable to related party	7,930,642	14,209,624
Trade accounts payable	10,349,358	10,509,465
Accrued liabilities	6,879,488	5,880,479
Customer deposits	1,336,000	1,820,700
Deferred income	5,191,654	4,362,056
Current portion of long-term debt	41,726,837	41,966,607
Current portion of long-term debt associated with vessels held for sale	30,076,356
Total current liabilities	103,490,335	78,748,931
Non current liabilities
Fair value of derivatives	465,389	126,525
Customer deposits		736,000
Deferred gain on sale and leaseback of vessels		190,087
Deferred income		4,035
Long-term debt	371,514,253	342,941,841
Total noncurrent liabilities	371,979,642	343,998,488
Total liabilities	475,469,977	422,747,419
Commitments and contingencies
Stockholders' equity
Capital stock	445,496	442,850
Treasury stock, 4,424,545 shares at December 31, 2017 and 2018 with a par value of $0.01 per share	(22,523,528)	(22,523,528)
Additional paid-incapital	501,807,478	501,471,768
Retained earnings	80,849,086	93,469,787
Accumulated other comprehensive income	673,979	617,895
Total stockholders' equity	561,252,511	573,478,772
Total liabilities and stockholders' equity	$ 1,036,722,488	$ 996,226,191